LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Contractual lease payments are as follows as of December 31, 2025:

2026	$556,410
2027	589,558
2028	603,966
2029	617,345
2030	519,892
Thereafter	1,320,911
Total Lease Payments	4,208,082
Less Interest	(925,271)
Total Lease Liabilities	$3,282,811
Less: Current Portion	(382,121)
Long-Term Liabilities	$2,900,690

SCHEDULE OF RENT INSTALLMENT PAYMENTS

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022